Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

16.	Related Party Transactions

Key Management Compensation

Key management personnel are persons responsible for planning, directing, and controlling activities of an entity, and include executive and non-executive persons. During the three months ended March 31, 2026 and the three months ended March 31, 2025, the Company recognized approximately $440,000 and $470,000, respectively, in compensation and stock-based compensation provided to key management.

Related Party Transactions

As of March 31, 2026, the Company had related party payables of $1,423,902 (December 31, 2025 - $1,916,770). During the three months ended March 31, 2026 and the year ended December 31, 2025, the Company repaid $492,868 and $396,000, respectively, comprising $350,000 in notes payable repayments and $142,868 in net reduction of related party trade payables.

As of March 31, 2026 and December 31, 2025, the Company had accrued approximately $0 and $396,000, respectively, of expenses to a farming company that is owned by a member of management and shareholder with approximately $275,000 and $390,000, respectively, unpaid as of period end.

On November 2, 2021, the Company acquired 100% of the outstanding membership interests of Anderson Development SB, LLC (“ADSB”) from third parties and a controlling interest holding related party in exchange for approximately $1,440,000 plus up to an additional $2,400,000 of consideration (the “Contingent Consideration”) (collectively, the “Consideration”). The Consideration is payable in common stock. See Note 14 – Contingent Consideration and Consideration Payable for further information.

In December 2025, Micah Anderson, a director and officer of the Company, converted $337,400 of accrued liabilities and interest and $644,679.93 of outstanding notes payable into 5,498,469 common shares of the Company at a conversion price of CAD$0.25 per share. The conversion was completed on the same terms as the Company’s broader convertible debenture conversion transaction completed in December 2025. The terms of this conversion were established at the time the notes payable were originally issued and were not modified in connection with Mr. Anderson’s conversion. This transaction was reviewed and approved by the disinterested members of the Board of Directors.

During the year ended December 31, 2025, the Company entered into a note payable with a principal balance of $350,000 with annual interest of 0% that matures January 6th, 2026. This note was repaid in full on January 6th, 2026. The Company also entered into notes payable totaling $994,680, including cash received of $749,630 and the exchange of accrued liabilities and other related party payables totaling $245,050, with annual interest of 0% and no stated maturity. During the year ended December 31, 2025, the Company made payments against these notes of $396,000.

17.	Related Party Transactions

Key Management Compensation

Key management personnel are persons responsible for planning, directing and controlling activities of an entity, and include executive and non-executive persons. During the years ended December 31, 2025 and 2024, the Company recognized approximately $2,762,000 and $1,301,213, respectively, in compensation and stock-based compensation, respectively, provided to key management.

Related Party Balances

During the year ended December 31, 2025, the Company had accrued approximately $396,000 of expenses to a farming company that is owned by a member of management and shareholder, with approximately $390,000 unpaid as of period end. The farming company supplies cannabis biomass and raw input materials to the Company for use in its extraction and manufacturing operations. This arrangement was entered into because the farming company operates cultivation facilities capable of supplying the quality and volume of cannabis inputs required by the Company’s production operations.

In December 2025, Micah Anderson, a director and officer of the Company, converted $337,400 of accrued liabilities and interest and $644,679.93 of outstanding notes payable into 5,498,469 common shares of the Company at a conversion price of CAD$0.25 per share. The conversion was completed on the same terms as the Company’s broader convertible debenture conversion transaction completed in December 2025. The terms of this conversion were established at the time the notes payable were originally issued and were not modified in connection with Mr. Anderson’s conversion. This transaction was reviewed and approved by the disinterested members of the Board of Directors.

During the year ended December 31, 2025, the Company entered into a note payable with a principal balance of $350,000 with annual interest of 0% that matures January 6th, 2026. This note was repaid in full on January 6th, 2026. The Company also entered into notes payable totaling $994,660, including cash received of $749,630 and the exchange of accrued liabilities and other related party payables totaling $245,050, with annual interest of 0% and no stated maturity. During the year ended December 31, 2025, the Company made payments against these notes of $396,000.

During the year ended December 31, 2024, a note payable with a principal balance of $400,000 and accrued interest of $72,000 were resold to a related party. The Company also borrowed $200,000 and $39,000 from two additional related parties during the year ended December 31, 2024. During the year ended December 31, 2025, the Company also entered into a note payable with a principal balance of $445,000 with annual interest of 10% that matures on April 6, 2026. The note is collateralized by the Company’s crypto currency. In the event the crypto currency is sold prior to the maturing of the note, the collateral will shift to the SCRSB, LLC cultivation licenses and inventory to a value of 2.5 times the principal amount of the note.

During the year ended December 31, 2024, the Company entered into a note payable with a principal balance of $472,000 with annual interest of 25% that matures on December 1, 2024. The note was issued by Leef Holdings, Inc., a wholly-owned subsidiary of the Company, in favor of Anderson Development SJ, LLC, an entity controlled by Micah Anderson, a director and officer of the Company. The note bears simple interest at a rate of 25% per annum, with monthly payments of principal and interest commencing April 1, 2024 and maturing on December 1, 2024. Prepayment is permitted at any time without penalty. The note is secured by all membership interests in The Leaf At 73740, LLC, doing business as “The Leaf,” a licensed cannabis dispensary located in Palm Desert, California (License No. C10-0000482-LIC), encumbered through a UCC-1 filing on certain personal property located in Arizona. As of December 31, 2025, the outstanding balance of this note was $472,000 with accrued interest of $206,904.

On November 2, 2021, the Company acquired 100% of the outstanding membership interests of Anderson Development SB, LLC (“ADSB”) from third parties and a controlling interest holding related party in exchange for approximately $1,440,000 plus up to an additional $2,400,000 of consideration (the “Contingent Consideration”) (collectively, the “Consideration”). The Consideration is payable in Common Stock. The Contingent Consideration is subject to ADSB obtaining a land use permit and a business license by February 28, 2025 that permits ADSB to conduct cannabis cultivation operations. ADSB primarily holds an option to acquire certain real property in Santa Barbara County, California. The Company determined that the acquisition of ADSB membership interest was a common control transaction and have elected to record the assets acquired and liabilities assumed at the historical book value rather than fair value with no recognition of goodwill or gain or loss.

Additionally, the Company elected to record the equity consideration at par value and will recognize the Contingent Consideration in the consolidated financial statements only when met. During the year ended December 31, 2022, Management determined it became highly probable ADSB would acquire the permit and license within the allotted time. This was based on a large change and turnaround in the cultivation market during the year ended December 31, 2022. As such, the Company has recorded an additional contingent consideration for the Earnout that will be paid out in the form of equity and totaled $2,400,000 and was reduced to $500,000 as of December 31, 2024. During the year ended December 31, 2025, payments related to ADSB totaling $160,000 were made, leaving a balance of $340,000 outstanding as of December 31, 2025. See Note 15 – Contingent Consideration and Consideration Payable for further information.